                                  MARKED TO INDICATE CHANGES FROM POST-EFFECTIVE AMENDMENT NO. 17


   As filed with the Securities and Exchange Commission on January 23, 1998
                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                --------------

                                    FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /
                   POST-EFFECTIVE AMENDMENT NO. 18                      /X/
                                      and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                  / /
                                AMENDMENT NO. 19                        /X/
                                --------------

                                UAM FUNDS TRUST
                          (Exact Name of Registrant)

                    c/o United Asset Management Corporation

                            One International Place
                         Boston, Massachusetts  02110
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number (617) 330-8900

                     Karl O. Hartmann, Assistant Secretary
                    c/o Chase Global Funds Services Company
                     73 Tremont Street, Boston, MA  02108
                    (Name and Address of Agent for Service)
                                --------------
                                   COPY TO:
                            Audrey C. Talley, Esq.

                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1435 Chestnut Street
                         Philadelphia, PA  19103-6933

                  IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

                  [_] Immediately upon filing pursuant to Paragraph (b)
                  [_] on (date) pursuant to Paragraph (b)
                  [_] 60 days after filing pursuant to paragraph (a) (1)
                  [_] on (date) pursuant to paragraph (a) (1)
                  [X] 75 days after filing pursuant to Paragraph (a) (2)
                  [_] on (date) pursuant to Paragraph (a) (2) of Rule 485.

REGISTRANT HAS PREVIOUSLY ELECTED TO AND HEREBY CONTINUES ITS ELECTION TO REGISTER AN INDEFINITE NUMBER OF SHARES PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED. REGISTRANT FILED (i) A RULE 24f-2 NOTICE FOR THE FPA CRESCENT PORTFOLIO FOR THE FISCAL YEAR ENDED MARCH 31, 1997 ON MAY 28, 1997 AND (ii) A RULE 24f-2 NOTICE FOR THE REMAINDER OF THE REGISTRANT'S PORTFOLIOS FOR THE FISCAL YEAR ENDED APRIL 30, 1997 ON JUNE 26, 1997.

                                UAM FUNDS TRUST
                           FORM N-1A CROSS REFERENCE


FORM N-1A ITEM NUMBER                                   LOCATION IN PROSPECTUS
---------------------                                   ----------------------


Item  1.        Cover Page............................  Cover Page

Item  2.        Synopsis..............................  Fund Expenses; Prospectus Summary; Risk Factors

Item  3.        Condensed Financial Information.......  Financial Highlights

Item  4.        General Description of Registrant.....  Prospectus Summary; Risk Factors; Investment
                                                        Objective; Investment Policies; Other
                                                        Investment Policies; Investment Limitations; General
                                                        Information

Item  5.        Management of the Fund................  Prospectus Summary; Investment Adviser;
                                                        Administrative Services; Distributor

Item  5A.       Management's Discussion of
                Fund Performance......................  Included in Registrant's March 31, 1997 and
                                                        April 30, 1997 Annual Reports to Shareholders

Item  6.        Capital Stock and Other Securities....  Purchase of Shares; Redemption of Shares;
                                                        Shareholder Services; Valuation of Shares;
                                                        Dividends, Capital Gains Distributions and Taxes

Item  7.        Purchase of Securities Being Offered..  Purchase of Shares; Shareholder Services

Item  8.        Redemption or Repurchase..............  Redemption of Shares; Shareholder Services

Item  9.        Pending Legal Proceedings.............  Not Applicable

                                                       LOCATION IN STATEMENT
FORM N-1A ITEM NUMBER                                  OF ADDITIONAL INFORMATION
---------------------                                  -------------------------


Item 10.        Cover Page...........................  Cover Page

Item 11.        Table of Contents....................  Table of Contents

Item 12.        General Information and History......  Investment Adviser; General Information

Item 13.        Investment Objectives and Policies...  Investment Adviser; Investment Limitations

Item 14.        Management of the Fund...............  Management of the Fund

Item 15.        Control Persons and Principal
                Holders of Securities................  Management of the Fund

Item 16.        Investment Advisory and
                Other Services.......................  Investment Adviser

Item 17.        Brokerage Allocation and
                Other Practices......................  Portfolio Transactions

Item 18.        Capital Stock and Other Securities...  General Information

Item 19.        Purchase, Redemption and Pricing of
                Securities Being Offered.............  Purchase and Redemption of Shares; Purchase of Shares; Redemption of Shares

Item 20.        Tax Status...........................  General Information

Item 21.        Underwriters.........................  Management of the Fund; Distibutor

Item 22.        Calculation of Performance Data......  Performance Calculations

Item 23.        Financial Statements.................  Financial Statements


PART C
------

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                UAM FUNDS TRUST

                        POST-EFFECTIVE AMENDMENT NO. 18

                                     PART A

The following Prospectus is included in this Post-Effective Amendment No. 18:

 .    Cambiar Opportunity Portfolio Institutional Class Shares



The following Prospectuses are incorporated by reference to Post-Effective Amendment No. 16 filed on July 10, 1997:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares
 .    BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .    Chicago Asset Management Intermediate Bond Portfolio Institutional Class
     Shares
 .    Chicago Asset Management Value/Contrarian Portfolio Institutional Class
     Shares
 .    FPA Crescent Portfolio Institutional Class Shares
 .    FPA Crescent Portfolio Institutional Service Class Shares
 .    Hanson Equity Portfolio Institutional Class Shares
 .    IRC Enhanced Index Portfolio Institutional Class Shares
 .    Jacobs International Octagon Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Service Class Shares
 .    TJ Core Equity Portfolio Institutional Service Class Shares

The following Prospectus is incorporated by reference to Post-Effective Amendment No. 2 filed on November 25, 1994:

 .    Dwight Principal Preservation Portfolio Institutional Class Shares

                                   UAM Funds

                                   Prospectus

                                     1998



-------------------------------
Cambiar Opportunity Portfolio
-------------------------------
                        ------------------------------
                          Institutional Class Shares
                        ------------------------------







                                      UAM

                               TABLE OF CONTENTS

Estimated Fund Expenses.....................................................   1
Prospectus Summary..........................................................   3
Risk Factors................................................................   4
Investment Objective........................................................   4
Investment Policies.........................................................   4
Other Investment Policies...................................................   5
Investment Limitations......................................................   9
Purchase of Shares..........................................................  10
Redemption of Shares........................................................  14
Shareholder Services........................................................  16
Valuation of Shares.........................................................  18
Performance Calculations....................................................  18
Dividends, Capital Gains Distributions and Taxes............................  19
Investment Adviser..........................................................  20
Adviser's Historical Performance............................................  21
Administrative Services.....................................................  23
Distributor.................................................................  24
Portfolio Transactions......................................................  24
General Information.........................................................  25
UAM Funds -- Institutional Class Shares.....................................  26

UAM FUNDS                         CAMBIAR OPPORTUNITY PORTFOLIO

                                  INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------

                           PROSPECTUS --      , 1998

  UAM Funds Trust (the "Fund") is an open-end, management investment company known as a "mutual fund". The Fund consists of multiple series of shares (known as "Portfolios"), each of which has different investment objectives and policies. The Cambiar Opportunity Portfolio currently offers only one class of shares. The securities offered in this Prospectus are Institutional Class Shares of a diversified, no-load Portfolio of the Fund managed by Cambiar In-vestors, Inc.

  CAMBIAR OPPORTUNITY PORTFOLIO. The objective of the Portfolio (the "Portfo-lio") is to provide capital growth and preservation by investing primarily in common stocks. The Portfolio seeks to provide above-average performance in both rising and falling market periods by investing in stocks that have lim-ited downside risk with positive upside potential.

  There can be no assurance that the Portfolio will achieve its stated objec-tive.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A "Statement of Additional Information" ("SAI") containing additional information about the Portfolio has been filed with the
Securities and Exchange Commission. The SAI is dated       , 1998 and has been
incorporated by reference into this Prospectus. For a free copy of the SAI, contact the UAM Funds Service Center at 1-800-638-7983.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ESTIMATED FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Institutional Class Shares will incur. The Portfolio does not charge shareholder transaction fees. However, transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases............................................ NONE
Sales Load Imposed on Reinvested Dividends................................. NONE
Deferred Sales Load........................................................ NONE
Redemption Fees............................................................ NONE
Exchange Fees.............................................................. NONE

                   ESTIMATED ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment Advisory Fees (After Fee Waiver).............................. 0.70%
12b-1 Fees............................................................... NONE
Other Expenses........................................................... 0.36%
  Administrative Fees.................................................... 0.19%
                                                                          ----
Total Operating Expenses (After Fee Waiver).............................. 1.25%+
                                                                          ====

-----------
+ Absent the fee waiver and expenses assumed by the Adviser, Investment Advi-sory Fees and Total Operating Expenses would be 0.75% and 1.30%, respective-ly.

  The table above shows various fees and expenses that a shareholder of the Portfolio would bear directly or indirectly. The expenses and fees set forth above are based on estimated amounts for its first year of operations, based upon assumed average daily assets of $25 million. The effect of expense off-sets is excluded.

  The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio, if necessary, in order to reduce its expense ratio. As of the date of this Prospectus, the Ad-viser has agreed to keep the Portfolio's Institutional Class Shares from ex-ceeding 1.25% of average daily net assets. The Portfolio will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of the Portfolio for a given fiscal year.

EXAMPLE
  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the ta-ble above, the Portfolio charges no redemption fees of any kind.

                                                                1 YEAR 3 YEARS
                                                                ------ -------
    Cambiar Opportunity Portfolio Institutional Class Shares...  $13     $40

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              PROSPECTUS SUMMARY

INVESTMENT ADVISER
  Cambiar Investors, Inc., (the "Adviser") a Colorado corporation formed in 1973, serves as investment adviser to Cambiar Opportunity Portfolio. The Ad-viser provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other insti-tutions and individuals. (See "INVESTMENT ADVISER.")

PURCHASE OF SHARES
  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor") to investors at net asset value without a sales commission. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $2,500. The minimum for subsequent investments is $100. The minimum initial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions to the initial or minimum investment amounts may be permitted by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price maybe more or less than the purchase price. Shares of the Portfolio may be exchanged for shares of the same class of any other Portfolio of the UAM Funds. (See "REDEMPTION OF SHARES" and "EXCHANGE PRIVILEGE.")

ADMINISTRATIVE SERVICES
  UAM Fund Services Inc. ("UAMFSI"), a wholly-owned subsidiary of United Asset Management Corporation, is responsible for performing and overseeing adminis-tration, fund accounting, dividend disbursing and transfer agency services provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS

  The value of the Portfolio's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial condi-tions and prospects of the issuers in which the Portfolio invests. Prospective investors should consider the following: (1) The Portfolio may invest in Amer-ican Depositary Receipts ("ADRs") which are U.S. domestic securities repre-senting ownership rights in foreign companies (See "OTHER INVESTMENT POLI-CIES"); (2) The Portfolio may invest a portion of its assets in derivatives including futures contracts and options (See "OTHER INVESTMENT POLICIES"); (3) In general, the Portfolio will not trade for short-term profits, however, when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turnover may result in additional transac-tion costs and the realization of capital gains. (See "OTHER INVESTMENT POLI-CIES"); and (4) The Portfolio may use various investment practices, that in-volve special consideration, including investing in repurchase agreements, when-issued, forward delivery and delayed settlement securities and lending of securities. (See "OTHER INVESTMENT POLICIES").

                             INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide capital growth and preservation by investing primarily in common stocks. The Portfolio seeks to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk with positive upside po-tential.

  There can be no assurance that the Portfolio will achieve its stated objec-tive.

                              INVESTMENT POLICIES

  The Portfolio seeks to achieve its objective by investing at least 65% of its assets, under normal circumstances, in a diversified portfolio of common stocks of companies that are relatively large in terms of revenues and assets with market capitalizations in excess of $500 million at the time of initial purchase. The Portfolio may also invest in convertible bonds or convertible preferred stocks.

  The Adviser pursues a relative value philosophy investing in stocks of com-panies that possess above-average financial characteristics in terms of bal-ance sheet strength and profitability measures and are attractively valued relative to the market and to the prices at which such stocks have sold on a historical basis.

  The Adviser's investment professionals work as a team in the development of investment decisions. Using fundamental analysis, the investment team selects quality companies that are selling at the low end of their historical relative valuation levels based on price/earnings, price/book, price/sales, and price/cash flow analysis. In addition to these quantitative factors, the Ad-viser is looking for companies experiencing positive developments not yet rec-ognized by the market and exhibiting a 50% appreciation potential within 12 to 18 months (although it is not always realized). Market timing is not a part of the Adviser's investment strategy.

  A stock may be sold for the following reasons: (1) positive developments re-alized--target price achieved; (2) stock price moves too far too fast; (3) stock becomes overweighted; and (4) positive developments fail to unfold.

  The Adviser anticipates that the majority of the investments in the Portfo-lio will be in U.S. based companies. However, from time to time, shares of foreign based companies may be purchased if they pass the selection process outlined above. The Portfolio may invest up to 25% of its assets in shares of foreign based companies through sponsored American Depositary Receipts ("ADRs") which are U.S. domestic securities representing ownership rights in foreign companies. In addition, money market instruments will be utilized and at times may exceed 5% of the total Portfolio.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or if unrated, determined by the Adviser to be of comparable qual-ity.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, it is expected that a Portfo-lio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio. (See "INVESTMENT COMPA-NIES.")

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repur-chase agreement, a Portfolio buys a security and simultaneously commits to sell it back at an agreed upon price plus an agreed upon market rate of inter-est. Under a repurchase agreement, the seller is also required to maintain the value of securities subject to the agreement at not less than 100% of the re-purchase price. The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securi-ties to ensure that the value is in compliance with the previous sentence.

  The use of repurchase agreements involves certain risks. For example, a de-fault by the seller under an agreement may cause a Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is ex-pected that they can be controlled through stringent security selection crite-ria and careful monitoring procedures.

  The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, a Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. Each Portfolio's contribution would determine its re-turn from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than one-third of its total assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is subject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions about securities lending.

  An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolio will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES
  The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement," or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more before delivery is due. "Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a Portfolio until it receives delivery or payment from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typ-ically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

  The Portfolio may engage in these types of purchases in order to buy securi-ties that fit with its investment objective at attractive prices--not to in-crease its investment leverage.

PORTFOLIO TURNOVER
  Portfolio turnover is not anticipated to exceed 50%. In addition to portfo-lio trading costs, higher rates of portfolio turnover may result in the reali-zation of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX-ES" for information on taxation). The Portfolio will not normally engage in short-term trading, but reserves the right to do so.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total as-sets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment com-pany. The Portfolio will indirectly bear its proportionate share of any man-agement fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

  The Fund has received permission from the SEC to allow each of its Portfo-lios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the Portfolio's investment policies and re-strictions. Based upon the Portfolio's assets invested in the DSI Money Market Portfolio, the investing Portfolio's adviser will waive its investment advi-sory fee and any other fees earned as a result of the Portfolio's investment in the DSI Money Market Portfolio. The investing Portfolio will bear expenses of the DSI Money Market Portfolio on the same basis as all of its other share-holders.

FOREIGN SECURITIES ("ADRS")
  The Portfolio may invest up to 25% of its assets, under normal circumstanc-es, in securities of foreign issuers through use of American Depositary Re-ceipts ("ADRs"). These types of investment entail risks in addition to those involved in investments in securities of domestic issues. Investing in foreign securities through ADRs may represent a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations possible ex-change controls, less publicly-available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), war or expropriation. In particular, the dollar value of portfolio securities of non-U.S. issuers fluctuates with changes in market and economic conditions abroad and with changes in relative currency values.

  ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or pool of se-curities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs may be "sponsored" or "unsponsored". Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored ADR generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communica-tions received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited security or pool of securities. For additional information regarding foreign securities, please see the Portfolio's SAI.

FUTURES CONTRACTS AND OPTIONS
  In order to remain fully invested, and to reduce transaction costs, the Portfolio may invest in futures and options and interest rate futures con-tracts. Because transaction costs associated with futures and options may be lower than the costs of investing in the securities directly, it is expected that use of index futures and options to facilitate cash flows may reduce the Portfolio's overall transaction costs. The Portfolio may enter into futures contracts provided that not more than 5% of its total assets are at the time of acquisition required as margin deposit to secure obligations under such contracts. The Portfolio will engage in futures and options transactions for hedging purposes only and not for speculative purposes.

  Futures and options can be volatile and involve various degrees and types of risk. If the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with its investments, use of futures and options contracts could result in a loss. The Portfolio could also suffer losses if it is unable to liquidate its position due to an illiquid secondary market. In the opinion of the Trustees of the Fund, the risk that the Portfo-lio will be unable to close out a futures position or options contract will be minimized only by entering into futures con-tracts or options transactions traded on national exchanges and for which there appears to be a liquid secondary market.

RESTRICTED SECURITIES
  The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified in-stitutional investors under Rule 144A of the Securities Act of 1933 (the "1933 Act"). Under the supervision of the Fund's Board of Trustees, the Adviser de-termines the liquidity of such investments by considering all relevant fac-tors. Provided that a dealer or institutional trading market in such securi-ties exists, these restricted securities are not treated as illiquid securi-ties for purposes of a Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in illiquid securities. Prices real-ized from sales of these securities could be more or less than those origi-nally paid by the Portfolio or less than what may be considered the fair value of such securities.

  Except as specified above and as described under "INVESTMENT LIMITATIONS," the foregoing investment policies are not fundamental and the Trustees may change such policies without an affirmative vote of a majority of the out-standing voting securities of the Portfolio, as defined in the Investment Com-pany Act of 1940 ("1940 Act").

                            INVESTMENT LIMITATIONS

  The Portfolio will not:
  (a) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and in-terest by the U.S. Government or any agency or instrumentality there-
      of);
  (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;
  (c) invest more than 5% of its assets at the time of purchase in the secu-rities of companies that have (with predecessors) a continuous operat-ing history of less than 3 years;
  (d) invest more than 25% of its assets in companies within a single indus-try; however, there are no limitations on investments made in instru-ments issued or guaranteed by the U.S. Government and its agencies when the Portfolio adopts a temporary defensive position;
  (e) make loans except (i) by purchasing bonds, debentures or similar obli-gations which are publicly distributed, (including repurchase agree-ments provided, however, that repurchase agreements maturing in more than seven days, together with securities which are not readily mar-ketable, will not exceed 15% of the Portfolio's total assets), and
      (ii) by lending its portfolio securities to banks, brokers, dealers and other financial insti-tutions so long as such loans are not inconsistent with the 1940 Act and the Rules and Regulations or interpretations of the SEC thereun-der;
  (f) (i) borrow, except from banks and as a temporary measure for extraor-dinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's gross assets valued at the lower of market or cost, and (ii) a Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or
  (g) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The investment objective of the Portfolio is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio. Except for limitations (a), (b), (d), (e) and (f)(i), the Portfolio's investment limitations and policies described in this Prospectus and in the SAI are not fundamental and may be changed by the Fund's Board of Trustees upon reasonable notice to investors. All other investment limitations described here and in the SAI are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio. If a percentage limitation on investment or utilization of as-sets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restric-tion.

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), without a sales commission at the net asset value per share next determined after an order is received by the Portfolio and payment is re-ceived by the Fund or a designated Service Agent. (See "VALUATION OF SHARES.") The minimum initial investment required is $2,500. The minimum initial invest-ment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions may be permitted by the officers of the Fund.

  Shares of the Portfolio may be purchased by customers of brokers-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on purchases or redemptions of Portfolio shares and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent, which would not be imposed if shares of the Portfolio were pur-chased directly from the Fund or the Distributor. Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Fund. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents, or if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemp-tion orders on behalf of clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by the Fund's Sub-Transfer Agent, Chase Global Funds Services Company, by such time, the Service Agent could be held liable for resulting fees or losses. The Portfolio may be deemed to have received a purchase or re-demption order when a Service Agent, or, if applicable, its authorized desig-nee, accepts the order. Orders received by the Fund in proper form will be priced at the Portfolio's net asset value next computed after they are ac-cepted by the Service Agent or its authorized designee. Service Agents are re-sponsible to their customers and the Fund for timely transmission of all sub-scription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS

  BY MAIL
  . Complete and sign an Application and mail it, together with a check made payable to "UAM Funds" to:
                                UAM Funds Trust
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to your account at the net asset value per share of the Portfolio next determined af-ter receipt. Payment need not be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. The Fund will not accept third-party checks to pur-chase shares of the Portfolios. If you purchase shares by check, please be sure that your check is made payable to the "UAM Funds."

  BY WIRE
  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, Portfolio selected, amount being wired and the name of the bank wiring the funds. The call must be received prior to the close of regu-lar trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) to receive that day's price. An account number and a wire control number will then be provided to you in addition to wiring in-structions. Next,

  . instruct your bank to wire the specified amount to the Fund's Custodian:
                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                          Ref: Portfolio Name__________
                          Your Account Number__________
                           Your Account Name__________
                          Wire Control Number__________
                  (assigned by the UAM Funds Service Center)
  . Forward a completed Application to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.
  . To be sure that a bank wire order is received on the same day it is sent, an investor's bank should wire funds as early in the day as possi-ble. The bank sending funds may charge for this service. The Fund's agent reserves the right to charge investors for receipt of wired funds, but no charge is currently imposed by this service. It is necessary to obtain a new wire control number every time money is wired into an ac-count in the Portfolio. Wire control numbers are effective for one transaction only and cannot be used more than once. Wired money that is not properly identified with a currently effective wire control number will be returned to the bank from which it was wired and will not be credited to the shareholder's account.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. The minimum additional in-vestment is $100. Shares can be purchased at net asset value by mailing a check to the UAM Funds Service Center (payable to "UAM Funds") to the above address or by wiring money to the Custodian Bank using the instructions out-lined above. When making additional investments, be sure that the account num-ber, account name and the Portfolio to be purchased are identified on the check or wire. Prior to wiring additional investments, notify the Fund by calling the number on the cover of this Prospectus. Mail orders should in-clude, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

PURCHASE BY ACH

  If you have made this election, shares of the Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the appropriate sections of the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. (See "SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN.")

OTHER PURCHASE INFORMATION
  Investments received prior to the close of regular trading on the NYSE (gen-erally 4 p.m.) will be invested at the price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open.

  The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases can be disruptive to effi-cient portfolio management and, consequently, can be detrimental to the Port-folio's performance and shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request, with respect to such investor's account. Such investors also may be barred from purchasing other Portfolios of the Fund.

  Purchases of shares will be made in full and fractional shares of the Port-folio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of the Portfolio may be purchased in ex-change for securities which are eligible for acquisition by the Portfolio, as described in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as detailed under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Portfo-lio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights per-taining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securi-ties acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of a Portfolio unless:
    . at the time of exchange, such securities are eligible to be in-cluded in the Portfolio (current market quotations must be readily available for such securities);
    . the investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restric-tions upon their sale by the Portfolio under the 1933 Act, or oth-erwise; and

    . the value of any such securities (except U.S. Government securi-ties) being exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio immediately after the transaction.

  Investors who are subject to federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of secu-rities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. No charge is made for redemptions. Any re-demption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:
    . share certificates, if issued;
    . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are regis-tered;
    . any required signature guarantees (see "SIGNATURE GUARANTEES"); and . any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pen-sion and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:
    . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Application; and
    . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:
    . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed); and
    . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include re-quiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent do not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:
    . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);
    . redemptions where the proceeds are to be sent to someplace other than the registered address; or
    . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the UAM Funds Service Center of a redemption request in proper form. Although the Fund will redeem shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a pe-riod of up to fifteen days after their purchase, pending determination that the check has cleared. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. The Fund may suspend the right of redemption or post-pone the date at times when either the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  The Portfolio reserves the right to liquidate any account that is below 50 percent of the required minimum initial investment account for the Portfolio as set forth in the Prospectus, where the reduction in value has occurred due to a redemption or exchange out of the account. If at any time your total in-vestment does not have a value of at least 50 percent of the required minimum initial investment amount, you may be notified that the value of your account is below the Portfolio's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the account is liq-uidated. Retirement accounts and certain other accounts will not be subject to automatic liquidation. Reductions in value that result solely from market ac-tivity will not trigger an involuntary redemption.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Institutional Class Shares of the Portfolio may be exchanged for Institu-tional Class Shares of any other UAM Funds Portfolio. (See the list of Portfo-lios of the UAM Funds Institutional Class Shares at the end of this Prospec-tus.) Exchange requests should be made by contacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives and policies of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the NYSE (generally 4:00 p.m. EST) will be proc-essed as of the close of business on the same day. Requests received after the close of regular trading on the NYSE will be processed on the next business day. For additional information regarding responsibility for the authenticity of telephone instructions, see "REDEMPTIONS OF SHARES BY TELEPHONE." The Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. If the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any exchange request, with respect to such investor's account. Such investors also may be barred from exchanging into other Portfolios of the Fund.

  An exchange into another UAM Funds Portfolio is a sale of shares and may re-sult in a gain or loss for income tax purposes.

AUTOMATIC INVESTMENT PLAN
  An Automatic Investment Plan permits shareholders of a Portfolio with a min-imum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Provided the shareholder's bank or other financial institution allows automatic with-drawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investments made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the sharehold-er's bank or financial institution so permits, or by pre-authorized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be pur-chased monthly or quarterly.

  To establish an Automatic Investment Plan, a shareholder must complete the appropriate sections of the Account Application. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798 and notification generally will be effective three busi-ness days following receipt. The Fund may modify or terminate this privilege at any time, or may charge a service fee, although no such fee currently is contemplated.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed from the sharehold-er's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemptions made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or finan-cial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmit-ted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must des-ignate the Portfolio from which the redemptions under a Systematic Withdrawal Plan should be made. A Systematic Withdrawal

Plan may be terminated or suspended at any time by the Fund. A shareholder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and received by the Fund before a termination becomes effective. There is currently no charge to the shareholder for a Systematic Withdrawal Plan.

                              VALUATION OF SHARES

  The net asset value of the Portfolio is determined by dividing the value of the Portfolio's assets less any liabilities by the number of shares outstand-ing. The net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Equity securities listed on a securities exchange for which market quota-tions are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed secu-rities not traded on the valuation date for which market quotations are read-ily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of re-turn that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  Since this is a new Portfolio, we can offer no information about past port-folio investment performance. When this information becomes available, you will find it, together with comparisons to appropriate indices, in the Portfo-lio's Annual Report to Shareholders, which may be obtained without charge. To receive an Annual Report, contact the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, for federal in-come tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt generally from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Port-folio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income. Short-term capital gains will be taxed as ordinary income. Long-term or mid-term capital gains distributions are taxed as long-term and mid-term capital gains, as the case may be. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month and paid in January of the following year will be treated as if they had been paid by the Fund and received by the shareholders on De-cember 31.

  The Portfolio is required by Federal law to withhold 31% of reportable pay-ments paid to shareholders who have not complied with IRS regulations. In or-der to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are ex-empt from backup withholding. This certification must be made on the Applica-tion or on a separate form supplied by the Fund.

                              INVESTMENT ADVISER

  Cambiar Investors, Inc. is a corporation formed in 1973 and is located at 8400 E. Prentice Avenue, Suite 460, Englewood, CO 80111. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), a holding company, and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of the date of this Prospectus, the Ad-viser had over $1.8 billion in assets under management.

  The investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio and a description of their business experience during the past five years are as follows:

MICHAEL S. BARISH, CFA
  Cambiar Investors, Inc.; President and Founder since 1973; Portfolio Man-ager

DARREL J. HERSHEY
  Cambiar Investors, Inc.; Senior Vice President and Portfolio
  Manager/Analyst since 1985

KATHLEEN M. MCCARTY, CFA
  Cambiar Investors, Inc.; Senior Vice President and Portfolio Manager since
  1987

MICHAEL J. GARDNER, CFA
  Cambiar Investors, Inc.; Vice President Portfolio Manager since 1995 Simmons & Company; Equity Research Analyst (1991-1995)

BRIAN M. BARISH, CFA
  Cambiar Investors, Inc.; Vice President and Portfolio Manager since 1997 Lazard Freres & Co. LLC; Vice President, Director of Emerging Markets Re-search (1993-1997)
  Bear Stearns; Analyst (1992-1993)

  Pursuant to an Investment Advisory Agreement with the Portfolio dated
      , the Adviser manages the investment and reinvestment of the assets of the Portfolio. The Adviser must adhere to the stated investment objective and policies of the Portfolio and is subject to the control and supervision of the Fund's Board of Trustees.

  The Portfolio pays an annual fee, in monthly installments, calculated by ap-plying the following annual percentage rate to the Portfolio's average daily net assets for the month:

                                                                    RATE
                                                                    ----
   Cambiar Opportunity Portfolio................................... 0.75%

  The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio to keep the Portfo-lio's total annual operating expenses from exceeding 1.25% of its average daily net assets. The Fund will not reimburse the Adviser for any advisory fees which are waived or Portfolio expenses which the Adviser may bear on be-half of the Portfolio for a given fiscal year.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Distributor, UAM, the Adviser, or any of their affili-ates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services per-formed with respect to the Fund, a Portfolio or any Class of Shares of the Portfolio. Payments made for any of these purposes may be made from the paying entity's revenues, its profits or any other source available to it. When in effect, such service arrangements are made generally available to all quali-fied service providers.

  The Distributor, the Adviser, and certain of their affiliates also partici-pate, at the date of this Prospectus, in an arrangement with Smith Barney Inc. under which Smith Barney provides certain defined contribution plan marketing and shareholder services of its Consulting Group and receives 0.15 of 1% of the daily net asset value of Institutional Class Shares held by Smith Barney's eligible customer accounts in addition to amounts payable to all selling deal-ers. The Fund also compensates Smith Barney for services it provides to cer-tain defined contribution plan shareholders that are not otherwise provided by UAMFSI.

                       ADVISER'S HISTORICAL PERFORMANCE

  Set forth below are certain performance data provided by the Adviser relat-ing to the composite of separately managed accounts of clients of the Adviser. These accounts have the same investment objective as the Portfolio, and were managed using substantially similar, though not in all cases identical, in-vestment strategies, techniques and policies as those contemplated for use by the Adviser in managing the Portfolio. The performance data for the managed accounts is net of all fees and expenses. The investment returns of the Port-folio may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Portfolio. Further, the sepa-rately managed accounts are not subject to investment limitations, diversifi-cation requirements, and other restrictions imposed by the 1940 Act and Inter-nal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The results presented are not intended to predict or suggest the return to be experienced by the Portfolio or the return an investor might achieve by investing in the Portfolio.

                 CAMBIAR INVESTORS, INC. -- COMPOSITE RETURNS
                    FOR INDIVIDUAL YEARS ENDED DECEMBER 31
                  (PERCENTAGE RETURNS NET OF MANAGEMENT FEES)

                                                         CAMBIAR      S&P 500
CALENDAR YEARS                                       INVESTORS, INC.   INDEX
--------------                                       --------------- ----------
1975................................................       34.80%       37.20 %
1976................................................       32.40%       23.80 %
1977................................................       14.40%       (7.20)%
1978................................................       22.50%        6.60 %
1979................................................       24.00%       18.40 %
1980................................................       25.50%       32.40 %
1981................................................        9.80%       (4.90)%
1982................................................       33.30%       21.60 %
1983................................................       22.60%       22.40 %
1984................................................        2.90%        6.10 %
1985................................................       29.30%       31.57 %
1986................................................       23.67%       18.21 %
1987................................................        6.10%        5.17 %
1988................................................       17.11%       16.50 %
1989................................................       23.23%       31.43 %
1990................................................        2.83%       (3.19)%
1991................................................       31.51%       30.55 %
1992................................................        9.56%        7.68 %
1993................................................       13.66%       10.00 %
1994................................................        1.00%        1.33 %
1995................................................       33.54%       37.50 %
1996................................................       23.92%       23.25 %
1997................................................       33.65%       33.36 %
Cumulative (1/1/75-12/31/97)........................    6,519.30%    3,299.40 %
1-year period ended 12/31/97 (average annual).......       33.60%       33.40 %
5-year period ended 12/31/97 (average annual).......       20.50%       20.30 %
10-year period ended 12/31/97 (average annual)......       18.40%       18.10 %
23-Year Mean (1/1/75-12/31/97)......................       20.50%       17.40 %
Value of $1 invested during (1/1/75-12/31/97).......      $65.19       $32.99

-----------
Notes:
1. The annualized return is calculated from monthly data, allowing for com-pounding.
2. The cumulative return means that $1 invested in the account on January 1, 1975 had grown to $65.19 by December 31, 1997.
3. The 23-year mean is the arithmetic average of the annual returns for the calendar years listed.
4. The S&P 500 Index is an unmanaged index which assumes reinvestment of divi-dends and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite perfor-mance numbers set forth above.
5. During the period shown (1/1/75-12/31/97), fees on the Adviser's individual accounts ranged from 0.25% to 2.0% (25 basis points to 200 basis points). The Adviser's returns presented above are net of the maximum fee of 2.0%. Net returns to investors vary depending on the management fee.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated June 30, 1997. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  The Portfolio pays UAMFSI a two part monthly fee: a Portfolio specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The Portfolio specific fee is the following annual percentage of aggregate net assets:

                                                                   ANNUAL
                                                                    RATE
                                                                   ------
   Cambiar Opportunity Portfolio..................................  0.04%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:
  0.19 of 1% of the first $200 million of combined UAM Fund assets;
  0.11 of 1% of the next $800 million of combined UAM Fund assets;
  0.07 of 1% of combined UAM Fund assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined UAM Fund assets in excess of $3 billion.

  Fees are allocated among each of the Portfolios on the basis of their rela-tive assets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, with its principal office located at 211 Congress Street, Boston, MA 02110, distributes shares of the Fund. Under the Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole dis-tributor of Fund shares. The Distributor does not receive any fee or other compensation under the Agreement with respect to the Cambiar Opportunity Port-folio Institutional Class Shares offered in this Prospectus. The Agreement continues in effect so long as it is approved at least annually by the Fund's Board of Trustees. Those approving the Agreement must include a majority of Trustees who are neither parties to the Agreement nor interested persons of any such party. The Agreement provides that the Fund will bear costs of regis-tration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreements authorize the Adviser to select the brokers or deal-ers that will execute the purchases and sales of investment securities for the Portfolios. The Agreements direct the Adviser to use its best efforts to ob-tain the best available price and most favorable execution for all transac-tions of the Portfolios. The Adviser may, however, consistent with the inter-ests of the Portfolio, select brokers on the basis of research, statistical and pricing services they or their affiliates provide to the Portfolio in ad-dition to required broker services. Such brokers may be paid a higher commis-sion than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser de-termines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.

  Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of a Portfolio and one or more other clients served by the Adviser is considering a purchase at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for al-locating such transactions, allocations are subject to periodic review by the Fund's Trustees.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Delaware business trust on May 18, 1994 under the name "The Regis Fund II." On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial inter-est, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without fur-ther action by shareholders.

  At its discretion, the Board of Trustees may create additional Portfolios and classes of shares. The shares of the Portfolio are fully paid and nonas-sessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative vot-ing rights, which means that holders of more than 50% of shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each frac-tional share held), then standing in his name on the books of the Fund.

  In addition to the Institutional Class Shares offered by this Prospectus, the Board of Trustees of the Fund has authorized Institutional Service Class Shares and Advisor Class Shares, which are not currently being offered by this Portfolio.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank serves as Custodian of the Portfolio's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountants for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and annual financial statements audited by Price Waterhouse LLP.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Center at the telephone number or address listed on the cover of this Prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    UAM FUNDS -- INSTITUTIONAL CLASS SHARES
Acadian Emerging Markets Portfolio
Acadian International Equity Portfolio
BHM&S Total Return Bond Portfolio
Cambiar Opportunity Portfolio
Chicago Asset Management Intermediate Bond Portfolio
Chicago Asset Management Value/Contrarian Portfolio
C&B Balanced Portfolio
C&B Equity Portfolio
C&B Equity Portfolio for Taxable Investors
C&B Mid Cap Equity Portfolio
DSI Balanced Portfolio
DSI Disciplined Value Portfolio
DSI Limited Maturity Bond Portfolio
DSI Money Market Portfolio
FMA Small Company Portfolio
FPA Crescent Portfolio
Heitman/PRA Real Estate Portfolio
Hanson Equity Portfolio
ICM Equity Portfolio
ICM Fixed Income Portfolio
ICM Small Company Portfolio
IRC Enhanced Index Portfolio
Jacobs International Octagon Portfolio
McKee Domestic Equity Portfolio
McKee International Equity Portfolio
McKee Small Cap Equity Portfolio
McKee U.S. Government Portfolio
MJI International Equity Portfolio
NWQ Balanced Portfolio
NWQ Value Equity Portfolio
NWQ Small Cap Portfolio
NWQ Special Equity Portfolio
Rice, Hall, James Small Cap Portfolio
Rice, Hall, James Small/Mid Cap Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
SAMI Preferred Stock Income Portfolio
TS&W Balanced Portfolio
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

  UAM Funds Service Center
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798
  1-800-638-7983

  Investment Adviser
  Cambiar Investors, Inc.
  8400 E. Prentice Avenue
  Suite 460
  Englewood, CO 80111
  (303) 793-3939

  Distributor
  UAM Fund Distributors, Inc.
  211 Congress Street
  Boston, MA 02110




  PROSPECTUS

       , 1998

                  APPLICATION INSTITUTIONAL CLASS SHARES
UAM FUNDS
Regular Mail: UAM Funds P.O. Box 2798 Boston, MA 02208-2798

Express Mail: UAM Funds 73 Tremont Street, 9th Floor Boston, MA 02108-3913

For Help With This Application, Or For More Information, Call Us Toll Free:
1-800-638-7983.

                  Distributed by UAM Fund Distributors, Inc.

 1  YOUR ACCOUNT REGISTRATION (Check one box.)

[_] Individual or Joint Account

    ---------------------------------------------------
    Owner's Name: First, Initial, Last
                              -     -
                   ------------------------------------
                   Owner's Social Security Number

    ---------------------------------------------------
    Joint Owner's Name: First, Initial, Last
                        -     -
                   ------------------------------------
                   Joint Owner's Social Security Number

    Joint accounts will be registered joint tenants with right of survivorship unless otherwise indicated.
--------------------------------------------------------------------------------
[_] Trust         [_] Exempt         [_] Non-Exempt         [_] Qualified Plan

    -------------------------------------------------
    Trustee(s)' Name

    -------------------------------------------------
    Name of Trust Agreement

    -------------------------------------------------
    Beneficiary's Name

        -
    ---------------------------      ---------------------------------
    Taxpayer's ID                    Date of Trust Agreement

--------------------------------------------------------------------------------
[_] Custodial/Gift to Minors

    -------------------------------------------------
    Custodian's Name: First, Initial, Last

    -------------------------------------------------
    Minor's Name: First, Initial, Last

    -------------------------------------------------
    Minor's Social Security Number

    -------------------------------------------------
    Minor's State of residence
--------------------------------------------------------------------------------
[_]*Corporation, Partnership or Other Entity

    Type:  [_]   Corp.  [_]   Partnership   [_]   Other

    -------------------------------------------------
    Name of Corp. or Other Entity
       -
    ----------------------   [_] Exempt      [_] Non-Exempt
    Taxpayer ID Number

    * Please enclose a corporate resolution which identifies individuals authorized to conduct transactions in this account.
--------------------------------------------------------------------------------
 2  ADDRESS

    -------------------------------------------------
    Street or P.O. Box Number

    -------------------------------------------------
    City      State      Zip Code

    (      )                 (      )
    ---------------------    -----------------------
    Daytime Phone            Evening Phone

    Citizenship: [_] U.S. [_] Resident-   [_] Non-         ----------------
                              Alien           Resident     Specify Country
                                              Alien

 3  INVESTMENT

Fill in the name of the Portfolio EXACTLY AS IT APPEARS ON THE FRONT OF THE PROSPECTUS.
                                          Fund Code
                                                 $
---------------------------------  ------------   -----------
                                                 $
---------------------------------  ------------   -----------
                           TOTAL                 $
                                                  -----------

 4  METHOD OF PAYMENT

 A.[_] Check (payable to UAM Funds) An Account No. will be assigned.
 B.[_] This application confirms my prior wire purchase on (date):
                                                                   -------------
 I was assigned the following wire reference control number:
                                                            --------------------

 5  DIVIDEND & CAPITAL GAINS

 Unless otherwise instructed, all distributions will be reinvested in additional shares.

  All dividends are to be             [_] reinvested     [_] paid in cash
  All capital gains are to be         [_] reinvested     [_] paid in cash

--------------------------------------------------------------------------------
 6  ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
Owner's Occupation                              Owner's Date of Birth

--------------------------------------------------------------------------------
Employer's Name

--------------------------------------------------------------------------------
Employer's Address

--------------------------------------------------------------------------------
Joint Owner's Occupation                        Joint Owner's Date of Birth

--------------------------------------------------------------------------------
Joint Owner's Employer's Name

--------------------------------------------------------------------------------
Joint Owner's Employer's Address

 7  BROKER-DEALER/FINANCIAL PLANNER INFORMATION

----------------------------------     -----------------------------------------
Dealer Name                            Address of office servicing account
(as it appears on Selling Group
 Agreement)
                                       -----------------------------------------
----------------------------------     City                  State      Zip Code
Address of home office
                                       -----------------------------------------
----------------------------------     Representative's Name, Number,
City             State    Zip Code        Branch Number

----------------------------------     -----------------------------------------
Authorized signature of dealer         Representative's telephone number

----------------------------------
    For Internal Use Only

 Source:
         -----------
 Code:
       -------------
----------------------------------

 8  INTERESTED PARTY:


 In addition to the account statement sent to your registered address, you may also have a Monthly Consolidated Statement Mailed to up to ten (10) interested parties (tax adviser, 401(k) Plan Administrator, Financial Planner, etc.). Please add a sheet with additional interested party names and addresses.

 ------------------  -----------------------------------------------------------
       Name                          Firm Name (if applicable)

 ----------------------------------------
              Address

 -----------------------------------------------     -----       --------
                  City                               State       Zip Code

 9  AUTOMATIC INVESTMENT PLAN (AIP)

 An account balance of at least $2,500 is required.

 I hereby authorize and direct the agent to draw on my (our) bank account on a periodic basis, as indicated in section 11, for investment in my (our) account. Attached is a voided check of the bank account I/we wish to use (Initial investments may not be made through the Automatic Investment Plan.) Please note this privilege will be effective 15 days after UAM Funds receives this application. If no date is chosen below, your bank account will be debited on the 15th of the month.

 PREFERRED INVESTMENT SCHEDULE (PLEASE CHECK ONE):

 [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

 Begin investment on (Enter
 month/year):

 Debit My (Our) Bank Account and Invest as Follows ($100 Minimum Per Account):

                                                     $
 -------------------------------------------------------------------------
 Fund                                                 Amount

                                                     $
 -------------------------------------------------------------------------
 Fund                                                 Amount

                                                     $
 -------------------------------------------------------------------------
 Fund                                                 Amount

               Please be sure to complete the back of this form.


                                                        UAM Funds Service Center

--------------------------------------------------------------------------------
                      10 SYSTEMATIC WITHDRAWAL PLAN (SWP)
--------------------------------------------------------------------------------

 An account balance of at least $10,000 is required.

 PREFERRED WITHDRAWAL SCHEDULE:
 [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

                                              [_] 1st or [_] 15th
 -------------------------------------------------------------------------------
 BEGIN WITHDRAWALS ON (ENTER MONTH/YEAR)    DAY OF MONTH

I ELECT TO RECEIVE A PERIODIC PAYMENT OF ($100 MINIMUM PER ACCOUNT):

                                      $
 -------------------------------------------------------------------------------
 Fund                                  Amount

                                      $
 -------------------------------------------------------------------------------
 Fund                                  Amount

                                      $
 -------------------------------------------------------------------------------
 Fund                                  Amount

--------------------------------------------------------------------------------
 11 BANK INFORMATION
-------------------------------------------------------------------------------
 FOR ACH, WIRE REDEMPTIONS, AIP AND SWP

 Your bank account information must be on file in order to exercise telephone investment privileges. The account name(s) below must match exactly at least one name in section 1. A blank, voided check is necessary to provide account and bank routing information and must accompany this application.

 -------------------------------------------------------------------------------
 NAME OF BANK                                  ABA NUMBER

                                          [_] checking  [_] savings
 -------------------------------------------------------------------------------
 ACCOUNT NUMBER                                   ACCOUNT TYPE

 -------------------------------------------------------------------------------
 BANK ADDRESS     CITY   STATE   ZIP CODE
 Return the following to the address below:
   1. This completed application.
   2. Voided bank check or deposit slip if applicable.
   3. One check made payable to:
        UAM Funds
   Send to: UAM Funds
            P.O. Box 2798
            Boston MA 02208-2798

-------------------------------------------------------------------------------
 12TELEPHONE REDEMPTION AND EXCHANGE
-------------------------------------------------------------------------------

I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:

[_] Telephone Exchange                    [_] Telephone Redemption
    [_] a. Mail proceeds to name and address in which account is registered.
    [_] b. Wire redemption proceeds to bank indicated below.

                A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.

 -------------------------------------------------------------------------------
 Bank Name

 -------------------------------------------------------------------------------
 Bank Address
                                        (     )
 --------------------------------       ----------------------------------------
 Account Number                         Bank Phone

 -------------------------------------------------------------------------------
 Name(s) in which Account is Registered

 -------------------------------------------------------------------------------
 Bank Transit Routing Number (ABA #)

--------------------------------------------------------------------------------
 13 SIGNATURE(S)
--------------------------------------------------------------------------------

[_] I/We have full authority and legal capacity to purchase Fund shares.
[_] I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.

--------------------------------------------------------------------------------
[_]  Under penalty of perjury, I/We also certify that---
     a. The number shown on this forms a correct Taxpayer ID Number of Social Security Number.
     b. I am not subject to backup withholding because (i) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (ii) the IRS has notified me that I am no longer subject to backup withholding (Cross out item "b" if you have been notified by the IRS that you are subject to backup withholding because of underreporting interest or dividends on your tax return.)
--------------------------------------------------------------------------------
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

------------------------------------------------------      --------------------
Signature (Owner, Trustee, etc.)                            Date

------------------------------------------------------      --------------------
Signature (Joint Owner, Co-trustee, etc.)                   Date


================================================================================
                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------
  If you need assistance, a representative of UAM Funds will be pleased to help you. Our toll-free number is 1-800-638-7983.
-------------------------------------------------------------------------------

   NEW ACCOUNT APPLICATION. An account can be registered as only one of the
   -----------------------
   following:


 . individual         Supply the Social Security Number of the registered account
 . joint tenants      owner who is to be taxed.

 . Custodial/Gift     Supply minor's Social Security Number.
  to Minor

 . a trust            Supply the Taxpayer Identification Number of the legal
 . a corporation,     entity or organization that will report income and/or
  partnership,       capital gains.
  organization,
  fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

Redemption Authorizations. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more informa-tion.

   Your Mailing Address. Please be sure to provide us with the address at
   --------------------
   which you wish to receive your mail.

   Your Investment. Please be sure to indicate the total amount invested. For
   ---------------
   more than two investments, please attach a separate sheet or an additional application.

   Establishing Your Account.
   -------------------------
   A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

   B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

   All applications are subject to acceptance by UAM Funds.

   Receiving Your Dividends and Capital Gains . Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.

   Employment Information. It is required by the National Association of Se-
   ----------------------
   curities Dealers, Inc. to request this information.

   Interested Party/Broker-Dealer. In addition to the account statement sent
   ------------------------------
   to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                 --IMPORTANT--

   REGULAR MAIL:  UAM Funds
                  P.O. Box 2798
                  Boston, MA 02208-2798

   EXPRESS MAIL:  UAM Funds
                  73 Tremont Street, 9th Floor
                  Boston, MA 02108-3913

   MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.

   Telephone Redemption and Exchange. Telephone redemption proceeds mailed to
   ---------------------------------
   a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires direct-ly. Please complete Section 6 to add the bank wire feature.

   Telephone exchanges may be made only if a Fund holds all share certifi-cates and if the registration of the two accounts will be identical.

   Your Signature(s). Please be sure to sign this application. If the account is registered in the name of:

   .an individual, the individual should sign

   .joint tenants, both should sign

   .a trust or other fiduciary, the fiduciary or fiduciaries should sign
    (please indicate capacity)

   .a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

                                UAM FUNDS TRUST

                        POST-EFFECTIVE AMENDMENT NO. 18

                                    PART B



The following Statement of Additional Information is included in this Post-Effective Amendment No. 18:

 .  Cambiar Opportunity Portfolio Institutional Class Shares


The following Statements of Additional Information are incorporated by reference to Post-Effective Amendment No. 16 filed on July 10, 1997:

 .  BHM&S Total Return Bond Portfolio Institutional Class Shares and
   Institutional Service Class Shares
 .  Chicago Asset Management Intermediate Bond Portfolio Institutional Class
   Shares and Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares
 .  FPA Crescent Portfolio Institutional Class Shares and Institutional Service
   Class Shares
 .  Hanson Equity Portfolio Institutional Class Shares
 .  IRC Enhanced Index Portfolio Institutional Class Shares
 .  Jacobs International Octagon Portfolio Institutional Class Shares
 .  MJI International Equity Portfolio Institutional Class Shares and
   Institutional Service Class Shares
 .  TJ Core Equity Portfolio Institutional Service Class Shares

The following Statement of Additional Information is incorporated by reference to Post-Effective Amendment No. 2 filed on November 25, 1994:

Dwight Principal Preservation Portfolio Institutional Class Shares

                                    PART B
                                   UAM FUNDS


             ----------------------------------------------------

                         CAMBIAR OPPORTUNITY PORTFOLIO

             ----------------------------------------------------





             STATEMENT OF ADDITIONAL INFORMATION -- _______ , 1998


          This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the UAM Funds Trust (the "UAM Funds" or the "Fund") for the Cambiar Opportunity Portfolio (the "Portfolio") Institutional Class Shares dated _______ , 1998. To obtain a Prospectus, please call the UAM Funds Service Center at 1-800-638-7983.







Investment Adviser
Cambiar Investors, Inc. (Adviser)

Distributor
UAM Fund Distributors, Inc. (Distributor)

Administrator and Transfer Agent
UAM Fund Services, Inc. (FSI)

                               TABLE OF CONTENTS

Investment Objective and Policies..............................................1

Purchase of Shares.............................................................4

Redemption of Shares...........................................................5

Valuation of Shares............................................................5

Shareholder Services...........................................................6

Investment Limitations.........................................................6

Management of the Fund.........................................................7

Investment Adviser.............................................................9

Portfolio Transactions........................................................10

Administrative, Fund Accounting, Transfer Agent, and
       Dividend Disbursing Agent Services.....................................11

Custodian.....................................................................12

Independent Accountants.......................................................12

Distributor...................................................................12

Performance Calculations......................................................12

General Information...........................................................13

Appendix A - Description of Securities and Ratings...........................A-1

Appendix B - Comparisons.....................................................B-1

                       INVESTMENT OBJECTIVE AND POLICIES

          The following policies supplement the investment objective and policies of the Cambiar Opportunity Portfolio as set forth in its Prospectus:

LENDING OF SECURITIES

          The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC" or "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. These risks are similar to the ones involved with repurchase agreements as discussed in the Prospectus.

SHORT-TERM INVESTMENTS

          In order to earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in the short-term investments described below:

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Portfolio.

          Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations collateralized by funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

          The Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Portfolio;

     (2) Commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, determined by the Adviser to be of comparable quality;

     (3) Short-term corporate obligations rated BBB or better by S&P or Baa by Moody's;

     (4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

     (5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Federal Farm Credit Banks, Federal Intermediate Credit Bank, Federal National Mortgage Association, Federal Financing Bank, the Tennessee Valley Authority, and others; and

     (6)  Repurchase agreements collateralized by securities listed above.

FOREIGN INVESTMENTS (ADRs)

          Investors in the Portfolio should recognize that investing in foreign companies through the purchase of American Depositary Receipts ("ADRs") involves certain special considerations which are not typically associated with investing in U.S. companies. Since the securities of foreign companies are frequently denominated in foreign currencies, investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

          As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

          Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recoverable portion of foreign withholding taxes will reduce the income received from the companies comprising the Portfolio's investments. However, these foreign withholding taxes are not expected to have a significant impact.

FUTURES CONTRACTS

          The Portfolio may enter into futures contracts, options, and options on futures contracts for the purpose of remaining fully invested and reducing transactions costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

          Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

          Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

          After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

          Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures market primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from a fluctuation in interest rates. The Portfolio intends to use futures contracts only for hedging purposes.

          Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions or that the Fund's commodity futures and option positions be for other purposes, to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed five percent of the liquidation value of the Portfolio. The Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolio upon sale of open futures contracts.

          Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

          The Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

          The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specified time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell Portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

          Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the Portfolio securities being hedged. It is also possible that the Portfolio could lose money on futures contracts and also experience a decline in value of Portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days, with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

          Except for transactions the Portfolio has identified as hedging transactions, the Portfolio is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on regulated futures contracts as of the end of the year, as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

          In order for the Portfolio to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of its gross income, for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered a gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

          The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised on the nature of the payments.

PORTFOLIO TURNOVER

          The portfolio turnover rate described in the Prospectus is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities. The calculation excludes all securities, including options, whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares.

                              PURCHASE OF SHARES

          Shares of the Portfolio may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Fund, and payment is received by the Fund's custodian. The minimum initial investment required is $2,500 with certain exceptions as may be determined from time to time by the officers of the Fund. Other investment minimums are: initial IRA investment, $500; initial spousal IRA investment, $250; minimum additional investment for all accounts, $100. An order received in proper form prior to the close of regular trading on the New York Stock Exchange ("Exchange") generally, 4:00 p.m. Eastern Time will be executed at the price computed on the date of receipt; and an order received not in proper form or after the 4:00 p.m. close of the Exchange will be executed at the price computed on the next day the Exchange is open after proper receipt. The Exchange will be closed on the following days: New Year's Day, Dr. Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          The Portfolio reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and
(3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

                             REDEMPTION OF SHARES

          The Portfolio may suspend redemption privileges or postpone the date of payment (1) during any period that either the Exchange or custodian bank are closed or trading on the Exchange is restricted as determined by the Commission,
(2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit. The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Portfolio. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Valuation of Shares", and a redeeming shareholder would normally incur brokerage expenses if those securities were converted to cash.

          No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

          Signature Guarantees - To protect your account, the Fund and Chase Global Funds Services Company ("CGFSC") from fraud, signature guarantees are required for certain redemptions. The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with (1) all redemptions when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; or (2) share transfer requests.

          Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institutions is available from CGFSC. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

          The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                              VALUATION OF SHARES

          Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available, which are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

          Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

          Securities purchased with remaining maturities of 60 days or less are valued at amortized cost using methods determined by the Board of Trustees.

          The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                             SHAREHOLDER SERVICES

          The following supplements the information set forth under "Shareholder Services," in the Cambiar Opportunity Portfolio Prospectus:

EXCHANGE PRIVILEGE

          Institutional Class Shares of the Portfolio may be exchanged for Institutional Class Shares of a Portfolio included in the UAM Funds, which is comprised of the Fund and UAM Funds Inc. (See the list of Portfolios, "UAM Funds
- Institutional Class Shares" located at the end of the Cambiar Opportunity Portfolio Institutional Class Shares Prospectus.) Exchange requests should be made by calling the Fund (1-800-638-7983) or by writing to UAM Funds Trust, UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The exchange privilege is only available with respect to Portfolios that are qualified for sale in the shareholder's state of residence.

          Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the UAM Funds Service Center at 1-800-638-7983.

          Exchanges requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day.

          Neither the Fund nor CGFSC will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the Fund's Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders.

          For Federal income tax purposes, an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

          Shareholders may transfer shares of the Portfolio to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                            INVESTMENT LIMITATIONS

          The following limitations supplement those set forth in the Prospectus. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment limitations. Investment limitations (1), (2), (3), (4) and (6) are classified as fundamental. The Portfolio's fundamental investment limitations cannot be changed without approval by a majority of the outstanding shares of the Portfolio. The Portfolio will not:

          (1) invest in physical commodities or contracts on physical commodities;

          (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

          (3) make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the SEC thereunder;

          (4)     underwrite the securities of other issuers;

          (5) invest in futures and/or options on futures unless (i) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5% and (ii) not more than 20% of the Portfolio's assets are invested in futures and options;

          (6) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into futures, options or repurchase transactions;

          (7)     purchase on margin or sell short;

          (8) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets; and

          (9) invest for the purpose of exercising control over management of any company.

                            MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

          The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its Officers. The following is a list of the Trustees and Officers of the Fund, their addresses and dates of birth, and a brief statement of their present positions and principal occupations during the past five years. As of December 31, 1997, the Trustees and Officers of the Fund owned less than 1% of the Fund's outstanding shares.

John T. Bennett, Jr. (1/26/29),  Trustee;  College Road--RFD 3, Meredith,
NH 03253; President of Squam Investment Management Company, Inc. and Great Island Investment Company, Inc.; President of Bennett Management Company from 1988 to 1993.

Nancy J. Dunn (8/14/51), Trustee; 10 Garden Street, Cambridge, MA 02138; Vice President for Finance and Administration and Treasurer of Radcliffe College since 1991.

Philip D. English (8/5/48), Trustee; 16 West Madison Street, Baltimore, MD 21201; President and Chief Executive Officer of Broventure Company, Inc.; Chairman of the Board of Chektec Corporation and Cyber Scientific, Inc.

William A. Humenuk (4/21/42), Trustee; 4000 Bell Atlantic Tower, 1717 Arch Street, Philadelphia, PA 19103; Partner in the Philadelphia office of the law firm Dechert Price & Rhoads; Director, Hofler Corp.

Norton H. Reamer* (3/21/35), Trustee; One International Place, Boston, MA 02110; President and Chairman of the Fund; President, Chief Executive Officer and a Director of United Asset Management Corporation; Director, Partner or Trustee of each of the Investment Companies of the Eaton Vance Group of Mutual Funds.

Charles H. Salisbury, Jr.* (8/24/40), Trustee; One International Place, Boston, MA 02110; Executive Vice President of United Asset Management Corporation; formerly an executive officer and Director of T. Rowe Price and President and Chief Investment Officer of T. Rowe Price Trust Company.

Peter M. Whitman, Jr.* (7/1/43), Trustee; One Financial Center, Boston, MA 02111; President and Chief Investment Officer of Dewey Square Investors Corporation since 1988; Director and Chief Executive Officer of H. T. Investors, Inc., formerly a subsidiary of Dewey Square.

William H. Park (9/19/47), Vice President; One International Place, Boston, MA 02110; Executive Vice President and Chief Financial Officer of United Asset Management Corporation.

Gary L. French (7/4/51), Treasurer; 211 Congress Street, Boston, MA 02110; President of UAM Fund Services, Inc. and UAM Fund Distributors, Inc.; formerly Vice President of Operations, Development and Control of Fidelity Investment in 1995; Treasurer of the Fidelity Group of Mutual Funds from 1991 to 1995.

Michael E. DeFao (2/28/68), Secretary; 211 Congress Street, Boston, MA 02110; Vice President and General Counsel of UAM Fund Services, Inc. and UAM Fund Distributors, Inc.; Associate Attorney of Ropes & Gray (a law firm) from 1993 to 1995.

Robert R. Flaherty (9/18/63), Assistant Treasurer; 211 Congress Street, Boston, MA 02110; Vice President of UAM Fund Services, Inc.; formerly Manager of Fund Administration and Compliance of Chase Global Fund Services Company from 1995 to 1996; Senior Manager of Deloitte & Touche LLP from 1985 to 1995.

Karl O. Hartmann (3/7/55), Assistant Secretary; 73 Tremont Street, Boston, MA 02108; Senior Vice President and General Counsel of Chase Global Funds Services Company.

Gordon M. Shone (7/30/56), Assistant Treasurer; 73 Tremont Street, Boston, MA 02108; Vice President of Fund Administration and Compliance of Chase Global Funds Services Company; formerly Senior Audit Manager of Coopers & Lybrand LLP (1983-1996).

* Messrs. Reamer, Salisbury and Whitman are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.

REMUNERATION OF TRUSTEES AND OFFICERS

          The Fund pays each Trustee, who is not also an officer or affiliated person, a $150 quarterly retainer fee per active Portfolio which currently amounts to $1,050 per quarter. In addition, each unaffiliated Trustee receives a $2,000 meeting fee which is aggregated for all the Trustees allocated proportionately among the Portfolios of the Fund and UAM Funds, Inc. and reimbursement for travel and other expenses incurred while attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by either the Adviser, United Asset Management Corporation ("UAM"), the Administrator, or CGFSC and receive no compensation from the Fund.

          The following table shows aggregate compensation paid to each of the Fund's unaffiliated Trustees by the Fund and total compensation paid by the Fund, and UAM Funds, Inc. (collectively the "Fund Complex") in the fiscal year ended April 30, 1997.

COMPENSATION TABLE

                                                                  Pension or                               Total
                                           Aggregate              Retirement           Estimated        Compensation
                                         Compensation           Benefits Accrued        Annual       from Registrant and
       Name of Person, Position              From                 as Part of         Benefits Upon      Fund Complex
       ------------------------           Registrant             Fund Expenses         Retirement     Paid to Trustees
                                          ----------             -------------         ----------     ----------------
John T. Bennett, Jr..............           $4,874                     0                   0                 $ 31,700
  Trustee

J. Edward Day....................           $2,168                     0                   0                 $ 15,550
  Former Trustee

Philip D. English................           $4,874                     0                   0                  $31,700
  Trustee

William A. Humenuk...............           $4,874                     0                   0                 $ 32,750
  Trustee

Nancy J. Dunn....................             $0                       0                   0                    $ 0
  Trustee

                              INVESTMENT ADVISER

CONTROL OF ADVISER

          The Adviser is a wholly-owned subsidiary of UAM, a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized approximately 45 such wholly-owned affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients.

          Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or Portfolios of UAM Funds, Inc., a registered investment company.

SERVICES PERFORMED BY ADVISER

          Pursuant to an Investment Advisory Agreement ("Agreement") between the Fund and the Adviser, the Adviser has agreed to manage the investment and reinvestment of the Portfolio's assets, to continuously review, supervise and administer the Portfolio's investment program, and to determine in its discretion the securities to be purchased or sold and the portion of the Portfolio's assets to be held uninvested.

          In the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties under the Agreement, (ii) reckless disregard by the Adviser of its obligations and duties under the Agreement, or (iii) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to any liability whatsoever to the Fund, or to any shareholder of the Fund, for any error or judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement.

          Unless sooner terminated, the Agreement shall continue for a period of one year so long as such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Board of Trustees of the Fund who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Fund or (c) by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time by the Portfolio, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on 60 days' written notice to the Adviser. The Agreement may be terminated by the Adviser at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. The Agreement will automatically and immediately terminate in the event of its assignment.

PHILOSOPHY AND STYLE

          The Adviser pursues a relative value philosophy investing in stocks of companies that possess above-average financial characteristics in terms of balance sheet strength and profitability measures and are attractively valued relative to the market and to the prices at which such stocks have sold on a historical basis.

REPRESENTATIVE INSTITUTIONAL CLIENTS

          As of the date of this Statement of Additional Information, the Adviser's representative institutional clients included: United Airlines, Frank Russell Trust Company, City Public Service of San Antonio and Boeing Company.

          In compiling this client list, the Adviser used objective criteria such as account size, geographic location and client classification. The Adviser did not use any performance-based criteria. It is not known whether these clients approve or disapprove of the Adviser or the advisory services provided.

ADVISORY FEES

          As compensation for services rendered by the Adviser under the Investment Advisory Agreement, the Portfolio pays the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month:

          Cambiar Opportunity Portfolio.................................0.75%

                            PORTFOLIO TRANSACTIONS

          The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. In doing so, a Portfolio may pay higher commission rates than the lowest rate available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. It is not the Fund's practice to allocate brokerage or effect principal transactions with dealers on the basis of sales of Fund shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolio for their clients.

          Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                       ADMINISTRATIVE, FUND ACCOUNTING,
             TRANSFER AGENT AND DIVIDEND DISBURSING AGENT SERVICES

          As stated in the Prospectus, the Board of Trustees of the Fund approved a new Fund Administration Agreement ("Agreement") between UAM Fund Services, Inc., a wholly-owned subsidiary of UAM, and the Fund. Prior to April 15, 1996, Chase Global Funds Services Company ("CGFSC") or its predecessor, Mutual Funds Service Company, provided certain administrative services to the Fund under an Administration Agreement between the Fund and U.S. Trust Company of New York. Additionally, UAMFSI has agreed to provide transfer agency services to the Portfolios pursuant to the terms of the Agreement.

          UAMFSI has subcontracted some of these services to CGFSC, an affiliate of the Chase Manhattan Bank, pursuant to a Mutual Fund Service Agreement between UAMFSI and CGFSC (collectively, with the Fund Administration Agreement between UAMFSI and the Fund, the "Agreements").

          Pursuant to the terms of the Agreements, the Portfolio pays UAMFSI a two part monthly fee: a Portfolio specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The following Portfolio specific fees are calculated from the aggregate net assets of the
Portfolio:

                                                               Annual Rate
                                                               -----------
          Cambiar Opportunity Portfolio....................       0.04%

     CFGSC's monthly fee for its services is calculated on an annualized basis as follows:

     0.19 of 1% of the first $200 million of combined UAM Fund assets;

     0.11 of 1% of the next $800 million of combined UAM Fund assets;

     0.07 of 1% of combined UAM Fund assets in excess of $1 billion but less than $3 billion;

     0.05 of 1% of combined UAM Fund assets in excess of $3 billion


          Fees are allocated among the Portfolios on the basis of their relative assets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

          The basis of the fees paid to CGFSC for the fiscal periods prior to April 14, 1996 was as follows: the Fund paid a monthly fee for its services which on an annualized basis equaled 0.20% of the first $200 million in combined assets; plus 0.12% of the next $800 million in combined assets; plus 0.08% on assets over $1 billion but less than $3 billion; plus 0.06% on assets over $3 billion. The fees were allocated among the Portfolios on the basis of their relative assets and were subject to a designated minimum fee schedule per Portfolio, which ranged from $2,000 per month upon inception of a Portfolio to $70,000 annually after two years.

          UAMFSI bears all expenses in connection with the performance of its services under the Agreement. Other expenses to be incurred in the operation of the Fund are borne by the Fund or other parties, including taxes, interest, brokerage fees and commissions, if any, salaries and fees of officers and members of the Board who are not officers, directors, shareholders or employees of UAMFSI, of the Fund's investment adviser or distributor, SEC fees and state Blue Sky fees, EDGAR filing fees, processing services and related fees, advisory and administration fees, charges and expenses of pricing and data services, independent public accountants and custodians, insurance premiums including fidelity bond premiums, outside legal expenses, costs of maintenance of corporate existence, typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund, printing and production costs of shareholders' reports and corporate meetings, cost and expenses of Fund stationery and forms; costs of special telephone and data lines and devices; trade association dues and expenses; and any extraordinary expenses and other customary Fund expenses.

           Unless sooner terminated, the Agreement shall continue in effect from year to year provided such continuance is specifically approved at least annually by the Board. The Agreement is terminable, without penalty, by the Board or by UAMFSI, on not less than ninety (90) days' written notice. The Agreement shall automatically terminate upon its assignment by UAMFSI without the prior written consent of the Fund.

           UAMFSI will from time to time employ or associate with such person or persons as my be fit to assist them in the performance of the Agreement. Such person or persons may be officers and employees who are employed by both UAMFSI and the Fund. The compensation of such person or persons for such employment shall be paid by UAMFSI and no obligation will be incurred by or on behalf of the Fund in such respect.

           Effective February 28, 1997, the Fund entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the Portfolios in the accounts for which they provide services.

                                   CUSTODIAN

           The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund

                            INDEPENDENT ACCOUNTANTS

           Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants for the Fund.

                                  DISTRIBUTOR

           UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, serves as the Fund's distributor. Shares of the Fund are offered continuously. While the Distributor will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares.

                           PERFORMANCE CALCULATIONS

           The Portfolio may from time to time quote various performance figures to illustrate past performance. Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Portfolio are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used to compute or express performance follows.

TOTAL RETURN

           The average annual total return of the Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Fund expenses on an annual basis.

           The following formula would be used to calculate quotations.

P(1 + T)/n/= ERV

where:
           P =   a hypothetical initial payment of $1,000
           T =   average annual total return
           n =   number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD

      Current yield reflects the income per share earned by a Portfolio's investments. The current yield of the Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

      Yield is obtained using the following formula:

      Yield = 2 [(a - b  + 1)/6/ - 1]
                 ------
                   cd

where:

      a= dividends and interest earned during the period b= expenses accrued for the period (net of reimbursements) c= the average daily number of shares outstanding during the period that were entitled to receive income distributions d= the maximum offering price per share on the last day of the period.

COMPARISONS

           To help investors better evaluate how an investment in the Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see Appendix B for publications, indices and averages which may be used.

           In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its performance. In addition, there can be no assurance that the Portfolio will continue this performance as compared to such other averages.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

           The Fund was organized under the name The Regis Fund II as a Delaware business trust on May 18, 1994. On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's principal executive office is located at One International Place, 44th Floor, Boston, MA 02110; however, all investor correspondence should be directed to the Fund at UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

           The shares of the Portfolio of the Fund, when issued and paid for as provided for in the Prospectus, will be fully paid and nonassessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the Fund.

           In the event of liquidation of the Fund, the holders of the shares of each Portfolio or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio, or in the case of a class, belonging to that Portfolio and allocable to that class, over the liabilities belonging to that Portfolio or class. The assets so distributable to the holders of shares of any particular Portfolio or class thereof shall be distributed to the holders in proportion to the number of shares of that Portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of any Portfolio or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

           The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any, together with any net realized capital gains annually in the amount and at the times that will avoid both income (including capital gains) taxes incurred and the imposition of the Federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted. See discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus.

           Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

           As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the respective Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

           Each Portfolio of the Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.

FEDERAL TAXES

           In order for a Portfolio to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of the Portfolio's gross income for a taxable year must be derived from certain qualifying income, i.e., dividends, interest, income derived from loans of securities and gains from the sale or other disposition of stock or securities, or other related income, derived with respect to its business investing in stock or securities. Any net gain realized from the closing out of futures contracts will, therefore, generally be qualifying income for purposes of the 90% requirement.

           The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Portfolio's taxable year) on futures transactions. Such distribution will be combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders will be advised on the character of the payment.

CODE OF ETHICS

           The Fund has adopted a Code of Ethics which restricts to a certain extent personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.

              APPENDIX A -- DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF BOND RATINGS

           Excerpts from Moody's Investors Service, Inc. ("Moody's") description of its highest bond ratings: Aaa -- judges to be the best quality; carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards; A -- possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa -- considered as lower medium grade obligations, i.e.
they are neither highly protected nor poorly secured.

           Excerpts from Standard & Poor's Ratings Services ("S&P") description of its highest bond ratings: AA -- highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA -- also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A -- regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB -- regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investment.

II.  DESCRIPTION OF U.S. GOVERNMENT SECURITIES

           The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

           U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.

           In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the U.S. Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, is not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government.

           Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

III.  DESCRIPTION OF COMMERCIAL PAPER

           The Portfolio may invest in commercial paper (including variable amount master demand notes) rated A-1 or better by S&P or Prime-1 by Moody's or by S&P (or if unrated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or S&P). Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Portfolio's investment in variable amount master demand notes, the Adviser's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer and the borrower's ability to pay principal and interest on demand.

           Commercial paper rated A-1 by S&P has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established, and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2 or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to completion and customer acceptance; (4) liquidity; (5) amount and quality of long term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of issuer of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

IV.  DESCRIPTION OF BANK OBLIGATIONS

           Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may increase or decrease periodically. Frequently, dealers selling variable rate certificates of deposit to the Portfolio will agree to repurchase such instruments, at the Portfolio's option, at par on or near the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Portfolio is also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in the secondary markets prior to maturity.

                           APPENDIX B - COMPARISONS

   (a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

   (b) Standard & Poor's 500 Stock Index or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

   (c) Standard & Poor's 400 Mid Cap Index - consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of mid cap stock price movement. Comparisons of performance assume reinvestment of dividends.

   (d) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange comparisons of performance assume reinvestment of dividends.

   (e) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends

   (f) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

   (g) Lipper Capital Appreciation Funds Index - a fund that aims at maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The fund may take large cash positions.

   (h) Lipper Small Cap Funds Index- a fund that by prospectus or portfolio practice invests primarily in companies with market capitalizations of less than $1 billion at the time of purchase.

   (i) Morgan Stanley Capital International EAFE Index and World Index -- respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

   (j) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

   (k) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

   (l) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

   (m) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

   (n) Lehman Brothers Long-Term Treasury Bond Index -- is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

   (o) Lehman Brothers Government/Corporate Index -- is a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

   (p) NASDAQ Industrial Index -- is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

   (q) Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

   (r) Russell 2000 Index-- composed of the 2,000 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

   (s) Salomon Brothers 3 Month T-Bill Average - the average return for all Treasury bills for the previous three month period.

   (t) Composite Indices -- 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

   (u) CDA Mutual Fund Report published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

   (v) Mutual Fund Source Book published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

   (w) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

   (x) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change over time in the price of goods and services in major expenditure groups.

   (y) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

   (z) Savings and Loan Historical Interest Rates -- as published by the U.S. Savings & Loan League Fact Book.

   (aa) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; Salomon Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.

                                     PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS:



     Incorporated by reference to Post-Effective Amendment No. 16 in Part A for the Portfolios listed below are "Financial Highlights" for the periods from the date indicated to the fiscal year ended April 30, 1997:

     BHM&S Total Return Bond Portfolio Institutional Class Shares
       (November 1, 1995)
     BHM&S Total Return Bond Portfolio Institutional Service Class Shares
       (November 1, 1995)
     Chicago Asset Management Intermediate Bond Portfolio Institutional Class
       Shares (January 24, 1995)
     Chicago Asset Management Value/Contrarian Portfolio Institutional Class
       Shares (December 16, 1994)
     IRC Enhanced Index Portfolio Institutional Class Shares (January 23, 1996) Jacobs International Octagon Portfolio Institutional Class Shares
       (January 2, 1997)
     MJI International Equity Portfolio Institutional Class Shares
       (September 16, 1994)
     MJI International Equity Portfolio Institutional Service Class Shares
       (December 31, 1996)
     TJ Core Equity Portfolio Institutional Service Class Shares
       (September 28, 1995)

     Incorporated by reference to Post-Effective Amendment No. 16 in Part A for the Portfolio listed below are "Financial Highlights" for the periods from the date indicated to the fiscal year ended March 31, 1997:

     FPA Crescent Portfolio Institutional Class Shares (June 2, 1993) FPA Crescent Portfolio Institutional Service Class Shares
       (January 24, 1997)

     Incorporated by reference to Post-Effective Amendment No. 16 in Part B for the Portfolios listed below are Financial Statements dated April 30, 1997:

     BHM&S Total Return Bond Portfolio Institutional Class Shares
     BHM&S Total Return Bond Portfolio Institutional Service Class Shares Chicago Asset Management Value/Contrarian Portfolio Institional Class Shares
     Chicago Asset Management Intermediate Bond Portfolio Institional Class
     Shares
     IRC Enhanced Index Portfolio Institutional Class Shares
     Jacobs International Octagon Portfolio Institutional Class Shares
     MJI International Equity Portfolio Institutional Class Shares
     MJI International Equity Portfolio Institutional Service Class Shares TJ Core Equity Portfolio Institutional Service Class Shares

     The Financial Statements for the above-referenced Portfolios for the time periods set forth in each Portfolio's Annual Report dated April 30, 1997 include:

     (a) Statement of Net Assets as of April 30, 1997;

     (b) Statement of Operations for the period ended April 30, 1997;

     (c) Statement of Changes in Net Assets for the period ended April 30, 1997;

     (d) Financial Highlights as of April 30, 1997;

     (e) Notes to Financial Statements; and

     (f) Report of Independent Accountants.

     Incorporated by reference to Post-Effective Amendment No. 16 in Part B for the Portfolio listed below are Financial Statements dated March 31, 1997:

     FPA Crescent Portfolio Institutional Class Shares
     FPA Crescent Portfolio Institutional Service Class Shares

     The Financial Statements for the above-referenced Portfolio for the time periods set forth in the Portfolio's Annual Report dated March 31, 1997 include:

     (a) Statement of Net Assets as of March 31, 1997;
     (b) Statement of Operations for the period ended March 31, 1997;
     (c) Statement of Changes in Net Assets for the period ended March 31, 1997;
     (d) Financial Highlights as of March 31, 1997;
     (e) Notes to Financial Statements; and
     (f) Report of Independent Accountants.

(B)  EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following reference is used: PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997, PEA15 = Post-Effective Amendment No. 15 filed on January 3, 1997, PEA14 = Post-Effective Amendment No. 14 filed on September 17, 1996, PEA13 = Post-Effective Amendment No. 13 filed on August 28, 1996, PEA12 = Post-Effective Amendment No. 12 filed on July 17, 1996, PEA11 = Post-Effective No. 11 filed on July 1, 1996, PEA10 = Post-Effective Amendment No. 10 filed on July 1, 1996, PEA9 = Post-Effective Amendment No. 9 filed on May 1, 1996, PEA8 = Post-Effective Amendment No. 8 filed on March 13, 1996, PEA7 = Post-Effective Amendment No. 7 filed on August 28, 1995, PEA4 = Post-Effective Amendment No. 4 filed on February 9, 1995, PEA3 = Post-Effective Amendment No. 3 filed on December 14, 1994, PEA2 = Post-Effective Amendment No. 2 filed on November 25, 1994, PEA1 = Post-Effective Amendment No. 1 filed on November 15, 1994, RS = original Registration Statement on Form N-1A filed on June 3, 1994 and Pre EA = Pre-Effective Amendment No. 1 filed on August 24, 1994.

                                                                  Incorporated by
Exhibit                                                           Reference to (Location):
---------                                                         ---------------------------
  1.   Declaration of Trust                                       RS
       A.  Certificate of Amendment to
           Certificate of Trust                                   PEA8

  2.   By-Laws                                                    RS

  3.   Not Applicable

  4.   Specimen Share Certificate                                 PEA1, PEA2, PEA3, PEA4, PEA11, PEA12, PEA14, PEA17, Filed herewith

  5.   Forms of Investment Advisory
       Agreements                                                 RS, PEA1, PEA2, PEA3, PEA4, PEA12, PEA14, PEA17, Filed herewith

  6.   A.  Form of Distribution Agreement (UAM Funds              RS
           Distributors, Inc.)
       B.  Form of Distribution Agreement (ACG Capital            PEA17
           Corporation)

  7.   Not Applicable

  8.   Form of Custody Agreements                                 RS
       A.  Global Custody Agreement                               PEA16

  9.   A.  Fund Administration Agreement                          PEA13
       B.  Mutual Funds Service Agreement                         PEA16

  10.  Opinion and Consent of Counsel                             Pre EA

  11.  Consent of Independent Accountants
       A.  Consent of Independent Accountants (Price
           Waterhouse LLP) with respect to UAM Funds
           Trust March 31, 1997 and April 30, 1997
           Annual Reports.                                        Filed herewith

  12.  Other Financial Statements                                 Not Applicable

  13.  Agreement for Providing Initial Capital                    Pre EA

  14.  Not Applicable

  15.  Not Applicable

  16.  Performance Quotation Schedules                            PEA16, PEA17

                                                                   Incorporated by
Exhibit                                                            Reference to (Location):
---------                                                          ---------------------------
  18.  Rule 18f-3 Multiple Class Plan                              PEA 8

  24.  Powers of Attorney                                          RS, PEA7, PEA16

  27.  Financial Data Schedules                                    Not Applicable



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                                                       NUMBER OF RECORD HOLDERS
TITLE OF CLASS OR SERIES                                AS OF DECEMBER 31, 1997
------------------------                               -------------------------

BHM&S Total Return Bond Portfolio Institutional
 Class Shares.............................................................    15
BHM&S Total Return Bond Portfolio Institutional
 Service Class Shares.....................................................    25
Chicago Asset Management Value/Contrarian Portfolio
 Institutional Class Shares...............................................    34
Chicago Asset Management Intermediate Bond Portfolio
 Institutional Class Shares...............................................    10
Dwight Principal Preservation Portfolio Institutional Class Shares*.......     0
FPA Crescent Portfolio Institutional Class Shares......................... 1,633
FPA Crescent Portfolio Institutional Service Class Shares.................    41
Hanson Equity Portfolio Institutional Class Shares........................     0
IRC Enhanced Index Portfolio Institutional Class Shares...................     4
Jacobs International Octagon Portfolio Institutional Class Shares......... 1,124
MJI International Equity Portfolio Institutional Class Shares.............    46
MJI International Equity Portfolio Institutional Service Class Shares.....    20
TJ Core Equity Portfolio Institutional Service Class Shares...............    22
                                                                           -----
Total..................................................................... 2,974

*Portfolio or class has been authorized for sale of shares but has yet to begin operations.


ITEM 27.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. The information required by this Item 28 with respect to each director, officer, or partner of each investment adviser of the Registrant is incorporated by reference to the

Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, on the dates and under the File numbers indicated:


Investment Adviser                Date Filed                           File No.
------------------                ----------                           ---------
Jacobs Asset Management, L.P.     April 15, 1997                       801-49790

First Pacific Advisors, Inc.      March 27, 1997                       801-39512

Cambiar Investors, Inc.           March 26, 1997                       801-09538

Chicago Asset Management Company  May 1, 1997                          801-20197

Murray Johnstone International
 Ltd.                             March 31, 1997                       801-34926

Tom Johnson Investment
 Management, Inc.                 January 21, 1997                     801-42549

Dwight Asset Management Company   May 20, 1997                         801-45304

Investment Research Company       February 14, 1997                    801-31292

Hanson Investment Management
 Company                          February 26, 1997                    801-14817

Heitman/PRA Securities Advisors,  December 21, 1997                    801-48252
 Inc.

Barrow, Hanley, Mewhinney &
 Strauss, Inc.                    February 14, 1997                    801-31237

Jacobs Asset Management, L.P., First Pacific Advisors, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Murray Johnstone International Ltd., Tom Johnson Investment Management, Inc., Dwight Asset Management Company, Investment Research Company, Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., and Barrow, Hanley, Mewhinney & Strauss, Inc. are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) UAM Fund Distributors, Inc., ("UAMFSI") the firm which acts as sole distributor of the Registrant's shares, also acts as sole distributor for UAM Funds, Inc., Analytic Optioned Equity Fund, Inc. and The Analytic Series Fund. ACG Capital Corporation ("ACG") acts as sole distributor of the Heitman/PRA Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

(c) The information required with respect to each Director and officer of UAMFSI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

(d)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Sub-Transfer and Sub-Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108) and the Registrant's Custodian Bank.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

(a)    Not applicable.

(b) (i) Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the Cambiar Opportunity Portfolio Institutional Class Shares within four to six months from the effective date of the Registrant's Post-Effective Amendment.

    (ii) Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the Dwight Principal Preservation Portfolio Institutional Class Shares within four to six months from the effective date of the Registrant's Post-Effective Amendment.

    (iii) Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the Hanson Equity Portfolio Institutional Class Shares within four to six months from the effective date of the Registrant's Post-Effective Amendment.

(c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(d) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                                    SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 23rd day of January, 1998. The Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(a)(2) under the Securities Act of 1933.

                                                   UAM FUNDS TRUST


                                                          *
                                                   -------------------
                                                   Norton H. Reamer
                                                   Chairman and President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          *        , Chairman and President                     January 23, 1998
-------------------
Norton H. Reamer


          *        , Trustee                                    January 23, 1998
-------------------
John T. Bennett, Jr.


          *        , Trustee                                    January 23, 1998
-------------------
Nancy J. Dunn


          *        , Trustee                                    January 23, 1998
-------------------
Philip D. English


          *        , Trustee                                    January 23, 1998
-------------------
William A. Humenuk


          *        , Trustee                                    January 23, 1998
-------------------
Charles H. Salisbury


          *        , Trustee                                    January 23, 1998
-------------------
Peter M. Whitman, Jr.


/s/Gary L. French  , Treasurer                                  January 23, 1998
-------------------
Gary L. French


/s/Karl O. Hartmann                                             January 23, 1998
-------------------
* Karl O. Hartmann
(Attorney-in-Fact)

                                UAM FUNDS TRUST

                          FILE NOS. 811-8544/33-79858

                        POST-EFFECTIVE AMENDMENT NO. 18


                                 EXHIBIT INDEX


        Exhibit No.                              Description
        -----------                              -----------
            4                Specimen Share Certificate

            5                Form of Investment Advisory Agreement

           11(A)             Consent of Independent Accountants (Price
                             Waterhouse LLP) with respect to UAM Funds Trust
                             March 31, 1997 and April 30, 1997 Annual Reports.
